Short-Term and Long-Term Borrowings (Details) - Schedule of Maturity Analysis of Long-Term Borrowings	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
Schedule of Maturity Analysis of Long-Term Borrowings [Abstarct]
2024	$ 43,860	¥ 320,000
2025	1,377,467	10,050,000
2026	4,021,382	29,340,000
2027
2028 and thereafter
Total long-term borrowings	$ 5,442,709	¥ 39,710,000	$ 9,300,625	¥ 66,160,000